UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-3056

                                  TRIDAN CORP
               (Exact name of registrant as specified in charter)

              261 West 35th Street, 16th Floor, New York, NY 10001
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C.
                    51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 239-0515

Date of fiscal year end:  April 30, 2009

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record.

      The registrant has no proxy voting record because it invests exclusively in non-voting securities.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Tridan Corp.


By (Signature and Title)  /S/ Peter Goodman
                        --------------------------------------------------------
                          Peter Goodman, President and Chief Executive Officer

Date August 21, 2008